Earnings Per Share - Schedule of Income and Share Data Used in Calculation of Basic and Diluted Earnings Per Share (Details) - MXN ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Earnings Per Share [Abstract]
Attributable to Owners of the Group	$ 711,728	$ 1,039,287	[1]	$ 872,557	[1]
Weighted average of outstanding shares
Weighted average of outstanding shares Basic	37,244	37,244	[2]	37,256
Weighted average of outstanding shares Diluted		37,265	[2]	37,277
Basic and diluted earnings per share:
Basic earnings per share	$ 19.11	$ 27.9	[1],[3]	$ 23.42	[1]
Diluted earnings per share		$ 27.89	[1],[3]	$ 23.41	[1]

[1]	Details of the restatement are shown in note 2b.
[2]	Details of the restatement are shown in note 2b.
[3]	Restatement of basic and diluted earnings per share in fiscal year 2023, derived from the lease adjustment mentioned in section a), where basic and diluted earnings suffered a decrease of Ps.0.28 and Ps.0.27 cents per share respectively.